Schedule of Investments (unaudited)
April 30, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
AGL Energy Ltd.	6,881	$46,894
ALS Ltd.	3,245	35,606
Aurizon Holdings Ltd.	54,159	106,028
Bendigo & Adelaide Bank Ltd.	4,937	35,318
BHP Group Ltd.	9,973	237,693
BlueScope Steel Ltd.	1,687	25,839
Brambles Ltd.	17,820	234,184
Fortescue Ltd.	19,772	204,199
Goodman Group	2,051	39,264
JB Hi-Fi Ltd.	3,374	223,587
Lottery Corp. Ltd. (The)	6,765	22,545
Macquarie Group Ltd.	967	119,497
Pro Medicus Ltd.	644	94,430
Rio Tinto Ltd.	5,913	442,394
Stockland	49,785	174,956
Telix Pharmaceuticals Ltd.(a)	1,359	23,625
Telstra Group Ltd.	7,765	22,410
Woolworths Group Ltd.	4,521	91,246
Yancoal Australia Ltd., NVS	15,126	48,232
		2,227,947
Austria — 0.3%
BAWAG Group AG(b)	118	12,934
OMV AG	4,280	221,291
Raiffeisen Bank International AG	3,870	103,373
Verbund AG	333	25,591
		363,189
Belgium — 0.3%
Ageas SA	4,400	275,952
Colruyt Group NV	1,007	48,424
Syensqo SA	755	54,007
		378,383
Brazil — 0.5%
CPFL Energia SA	5,429	36,533
CSN Mineracao SA	15,676	16,960
Embraer SA(a)	9,261	105,940
JBS SA	20,790	161,480
NU Holdings Ltd./Cayman Islands, Class A(a)	12,242	152,168
Petroleo Brasileiro SA	16,145	91,178
TIM SA/Brazil	24,477	81,732
		645,991
Canada — 3.1%
ARC Resources Ltd.	9,845	182,174
Celestica Inc., NVS(a)	2,100	179,184
CGI Inc.	1,675	177,609
Constellation Software Inc./Canada	20	72,078
Dollarama Inc.	2,530	312,167
Element Fleet Management Corp.	3,355	73,471
Fairfax Financial Holdings Ltd.	72	112,408
George Weston Ltd.	1,899	369,992
Hydro One Ltd.(b)	9,396	361,500
Imperial Oil Ltd.	2,535	170,992
Loblaw Companies Ltd.	4,320	701,303
Manulife Financial Corp.	10,492	321,548
Nutrien Ltd.	3,138	179,139
Royal Bank of Canada	136	16,324
Suncor Energy Inc.	728	25,712
Thomson Reuters Corp.	2,481	461,665
		3,717,266
Security	Shares	Value
Chile — 0.1%
Cencosud SA	11,715	$40,086
Colbun SA	207,295	32,398
Enel Chile SA	727,694	51,490
		123,974
China — 3.5%
Agricultural Bank of China Ltd., Class A	190,700	142,214
Agricultural Bank of China Ltd., Class H	42,000	25,629
Atour Lifestyle Holdings Ltd., ADR	1,968	48,098
Bank of Beijing Co. Ltd., Class A	22,000	18,163
Bank of China Ltd., Class A	137,500	104,561
Bank of China Ltd., Class H	64,000	35,736
Bank of Communications Co. Ltd., Class A	70,700	72,682
Bank of Communications Co. Ltd., Class H	42,000	36,727
Bank of Shanghai Co. Ltd., Class A	18,600	26,576
Bosideng International Holdings Ltd.	138,000	71,408
China Construction Bank Corp., Class A	16,900	21,054
China Construction Bank Corp., Class H	385,000	316,250
China Merchants Securities Co. Ltd., Class H(b)	13,400	20,323
China Nonferrous Mining Corp Ltd.	37,000	24,489
China Petroleum & Chemical Corp., Class H	378,000	192,958
China Renewable Energy Investment Ltd.(a)(c)	659	—
China Shenhua Energy Co. Ltd., Class A	2,800	14,757
China Shenhua Energy Co. Ltd., Class H	3,000	11,274
China Tower Corp. Ltd., Class H(b)	16,000	23,176
China Zheshang Bank Co. Ltd., Class A	33,000	13,584
Chongqing Rural Commercial Bank Co. Ltd., Class A	14,800	13,958
Chongqing Rural Commercial Bank Co. Ltd., Class H	64,000	49,136
CNPC Capital Co. Ltd., Class A, NVS	13,800	13,043
Cosco Shipping Holdings Co. Ltd., Class H	16,500	24,899
CSC Financial Co. Ltd., Class H(b)	27,500	31,115
Giant Biogene Holding Co. Ltd.(b)	10,200	105,384
Goneo Group Co. Ltd., Class A	900	8,815
Greentown China Holdings Ltd.	18,500	23,608
Guosen Securities Co. Ltd., Class A	16,500	24,670
Hisense Home Appliances Group Co. Ltd., Class H	11,000	33,359
Huatai Securities Co. Ltd., Class H(b)	39,000	57,798
Industrial & Commercial Bank of China Ltd., Class A	209,300	201,804
Industrial Bank Co. Ltd., Class A	25,000	71,837
Kuaishou Technology(a)(b)	9,700	64,023
Kunlun Energy Co. Ltd.	124,000	118,194
Lao Feng Xiang Co. Ltd., Class B	3,600	12,528
Laopu Gold Co. Ltd., Class H(a)(d)	1,100	101,959
Lenovo Group Ltd.	18,000	20,818
Li Auto Inc., Class A(a)	8,700	106,007
Meituan, Class B(a)(b)	8,100	134,115
Midea Group Co. Ltd., Class A	2,700	27,351
NetEase Cloud Music Inc.(a)(b)	2,250	52,620
NetEase Inc.	900	19,347
Nongfu Spring Co. Ltd., Class H(b)	55,000	252,845
Orient Overseas International Ltd.	2,000	27,937
PDD Holdings Inc., ADR(a)	3,453	364,533
PetroChina Co. Ltd., Class A	66,000	72,575
PetroChina Co. Ltd., Class H	358,000	273,561
Postal Savings Bank of China Co. Ltd., Class H(b)	149,000	91,602
Shaanxi Coal Industry Co. Ltd., Class A	18,300	48,279
Shanghai Pudong Development Bank Co. Ltd., Class A	12,600	18,991
Shenzhen Transsion Holdings Co. Ltd., Class A	1,153	11,908
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	400	15,755
Sichuan Changhong Electric Co. Ltd., Class A	8,000	11,562
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., NVS(a)(d)	1,400	59,890
Sinotrans Ltd., Class H	55,000	23,903

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sinotruk Hong Kong Ltd.	20,000	$48,058
Tencent Holdings Ltd.	4,100	251,129
Trip.com Group Ltd.	350	21,084
Vipshop Holdings Ltd., ADR	2,266	30,863
Yankuang Energy Group Co. Ltd., Class H	17,800	18,591
		4,179,113
Colombia — 0.0%
Bancolombia SA	2,051	24,317
Interconexion Electrica SA ESP	3,967	20,466
		44,783
Czech Republic — 0.1%
CEZ AS	1,828	92,788
Denmark — 0.7%
Carlsberg A/S, Class B	592	80,662
Novo Nordisk A/S, Class B	7,900	528,206
Pandora A/S	1,835	273,163
		882,031
Egypt — 0.0%
Talaat Moustafa Group	24,546	25,077
France — 1.7%
Bouygues SA	1,848	81,229
Christian Dior SE, NVS	55	28,442
Credit Agricole SA	22,542	422,811
Eiffage SA	1,705	232,004
Engie SA	9,185	189,839
L'Oreal SA	110	48,605
LVMH Moet Hennessy Louis Vuitton SE	37	20,495
Publicis Groupe SA	4,642	472,310
Schneider Electric SE	30	7,009
Societe Generale SA	3,396	177,064
TotalEnergies SE	2,632	149,906
Unibail-Rodamco-Westfield, New	3,025	256,082
		2,085,796
Germany — 1.1%
Bayerische Motoren Werke AG	4,078	345,886
Commerzbank AG	10,464	276,956
Deutsche Boerse AG	225	72,471
Deutsche Telekom AG, Registered	3,026	108,686
E.ON SE	19,018	332,617
Heidelberg Materials AG	605	120,948
Mercedes-Benz Group AG	1,195	71,448
		1,329,012
Greece — 0.3%
FF Group(c)	165	—
Jumbo SA	317	9,983
Motor Oil Hellas Corinth Refineries SA	1,540	37,314
National Bank of Greece SA	9,671	102,643
OPAP SA	4,560	101,320
Piraeus Financial Holdings SA	9,576	53,779
		305,039
Hong Kong — 0.2%
CLP Holdings Ltd.	4,500	38,370
Jardine Matheson Holdings Ltd.	700	31,105
Swire Properties Ltd.	28,600	63,205
WH Group Ltd.(b)	128,000	114,458
		247,138
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	8,183	69,291
Security	Shares	Value
India — 1.8%
ABB India Ltd.	1,595	$104,201
Bharat Electronics Ltd.	10,492	39,025
Coal India Ltd.	25,972	118,336
Cochin Shipyard Ltd., NVS(b)	2,145	40,467
Colgate-Palmolive India Ltd.	1,253	38,397
CRISIL Ltd.	605	31,886
GE T&D India Ltd.	3,813	70,585
General Insurance Corp. of India(b)	3,850	19,015
GlaxoSmithKline Pharmaceuticals Ltd.	1,217	42,720
Glenmark Pharmaceuticals Ltd.	2,204	36,043
Godrej Properties Ltd.(a)	2,519	64,353
Hindustan Aeronautics Ltd., NVS	4,983	264,241
Housing & Urban Development Corp. Ltd.	9,873	26,163
Indian Oil Corp. Ltd.	14,410	23,494
Mazagon Dock Shipbuilders Ltd.	1,890	68,738
Motilal Oswal Financial Services Ltd.	5,115	39,627
NBCC India Ltd.	25,490	28,715
NMDC Ltd.	51,545	39,543
NTPC Green Energy Ltd.(a)	26,059	30,907
Oil & Natural Gas Corp. Ltd.	30,305	87,690
Oil India Ltd.	17,943	87,198
Power Finance Corp. Ltd.	44,110	213,376
Power Grid Corp. of India Ltd.	27,449	99,693
Premier Energies Ltd.(b)	3,370	39,130
REC Ltd.	38,005	189,706
Tata Consultancy Services Ltd.	3,576	145,972
Tata Investment Corp. Ltd.	399	28,133
Vishal Mega Mart Ltd.(a)	11,076	15,603
WAAREE Energies Ltd.(a)	3,082	94,674
		2,127,631
Indonesia — 0.1%
Adaro Andalan Indonesia PT(a)	86,400	34,970
Adaro Energy Indonesia Tbk PT	478,500	54,812
United Tractors Tbk PT	45,600	62,318
		152,100
Ireland — 0.3%
AIB Group PLC	60,980	409,850
Israel — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	47,959	72,928
Check Point Software Technologies Ltd.(a)	495	108,682
Israel Corp Ltd.	160	50,367
Israel Discount Bank Ltd., Class A	6,746	50,389
Phoenix Financial Ltd.(d)	5,400	106,343
		388,709
Italy — 1.2%
Banco BPM SpA	8,719	97,326
BPER Banca SpA	17,354	140,951
Enel SpA	16,896	146,471
Poste Italiane SpA(b)	5,987	121,519
Prysmian SpA	1,119	61,469
Snam SpA	34,894	200,273
Stellantis NV	1,574	14,647
Terna - Rete Elettrica Nazionale	12,359	122,896
UniCredit SpA	9,653	561,620
		1,467,172
Japan — 6.4%
Amada Co. Ltd.	3,600	36,047
Asics Corp.	19,300	414,835
Canon Marketing Japan Inc.	1,600	56,640
Dai Nippon Printing Co. Ltd.	3,700	51,573

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Dai-ichi Life Holdings Inc.	5,900	$42,601
Daiichi Sankyo Co. Ltd.	3,600	92,090
Daiwa Securities Group Inc.	24,500	161,110
Disco Corp.	500	96,740
Ebara Corp.	7,100	106,655
ENEOS Holdings Inc.	4,900	23,590
Fast Retailing Co. Ltd.	100	32,894
Fuji Electric Co. Ltd.	1,200	53,360
Fujikura Ltd.	3,400	126,503
GMO Payment Gateway Inc.	400	25,053
Hitachi Ltd.	10,700	264,456
Horiba Ltd.	1,200	82,022
Hoya Corp.	1,100	129,433
Isetan Mitsukoshi Holdings Ltd.	7,800	100,265
ITOCHU Corp.	3,000	153,429
Japan Post Bank Co. Ltd.	6,600	67,861
Japan Post Insurance Co. Ltd.	2,400	48,248
Japan Real Estate Investment Corp.	158	125,391
Kamigumi Co. Ltd.	2,700	66,095
KDX Realty Investment Corp.	60	62,482
Kikkoman Corp.	3,000	29,368
Konami Group Corp.	300	42,845
Kuraray Co. Ltd.	900	10,513
Mitsubishi Heavy Industries Ltd.	13,900	274,008
Mitsubishi UFJ Financial Group Inc.	22,800	287,260
Mizuho Financial Group Inc.	19,600	490,051
MS&AD Insurance Group Holdings Inc.	2,500	56,824
Nintendo Co. Ltd.	2,800	232,456
Nippon Building Fund Inc.	186	172,647
Nissan Motor Co. Ltd.(a)	64,900	154,503
Nomura Real Estate Holdings Inc.	17,600	104,675
Nomura Real Estate Master Fund Inc.	94	93,582
Nomura Research Institute Ltd.	3,300	124,962
OBIC Business Consultants Co. Ltd.	1,000	48,072
ORIX Corp.	2,200	44,132
Osaka Gas Co. Ltd.	2,600	65,931
Persol Holdings Co. Ltd.	13,700	24,814
Recruit Holdings Co. Ltd.	5,300	293,701
Sankyo Co. Ltd.	6,900	105,022
Sanrio Co. Ltd.	3,800	151,416
Sanwa Holdings Corp.	6,900	226,476
SBI Holdings Inc.	700	18,406
SCREEN Holdings Co. Ltd.	2,100	139,644
SCSK Corp.	1,600	41,849
Sega Sammy Holdings Inc.	800	16,791
Socionext Inc.	3,600	38,720
Sohgo Security Services Co. Ltd.	5,500	43,470
Sompo Holdings Inc.	1,700	55,711
Sumitomo Mitsui Financial Group Inc.	6,500	155,072
Suzuken Co. Ltd.	300	10,838
TIS Inc.	3,600	103,907
Tokio Marine Holdings Inc.	3,300	132,272
Tokyo Electron Ltd.	500	74,449
Tokyo Gas Co. Ltd.	9,500	315,617
Tokyo Metro Co. Ltd.	1,600	20,274
Tokyo Ohka Kogyo Co. Ltd.	500	11,000
Tokyo Tatemono Co. Ltd.	6,300	112,948
Toppan Holdings Inc.	8,400	235,809
Toyota Motor Corp.	3,100	59,208
USS Co. Ltd.	14,300	142,539
Yamato Kogyo Co. Ltd.	1,500	89,323
Yamazaki Baking Co. Ltd.	4,700	112,511
Security	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	6,700	$144,989
Zensho Holdings Co. Ltd.	3,000	185,380
		7,713,358
Luxembourg — 0.1%
Zabka Group SA(a)	12,777	72,924
Malaysia — 0.1%
Petronas Gas Bhd	6,100	24,739
YTL Corp. Bhd	170,700	75,918
YTL Power International Bhd	83,600	66,227
		166,884
Mexico — 0.2%
Coca-Cola Femsa SAB de CV	9,978	93,982
Fomento Economico Mexicano SAB de CV	7,784	81,915
		175,897
Netherlands — 1.3%
Adyen NV(a)(b)	71	114,893
Aegon Ltd.	6,009	38,650
Akzo Nobel NV	940	59,346
ASM International NV	63	30,794
ASML Holding NV	622	416,393
EXOR NV, NVS	660	62,314
ING Groep NV	1,192	23,148
Koninklijke Ahold Delhaize NV	15,095	619,786
Koninklijke KPN NV	23,967	111,491
Wolters Kluwer NV	176	31,074
		1,507,889
New Zealand — 0.1%
Contact Energy Ltd.	6,270	33,030
Fletcher Building Ltd.(a)	12,908	23,502
Meridian Energy Ltd.	14,190	46,190
		102,722
Norway — 0.6%
DNB Bank ASA	5,721	143,014
Equinor ASA	1,899	42,985
Kongsberg Gruppen ASA	1,500	241,663
Orkla ASA	13,162	146,789
Var Energi ASA	18,425	50,664
Yara International ASA	2,296	74,513
		699,628
Philippines — 0.1%
International Container Terminal Services Inc.	7,150	43,731
Manila Electric Co.	3,850	39,289
		83,020
Poland — 0.1%
Asseco Poland SA	1,256	51,863
Budimex SA	397	66,728
Orange Polska SA	16,775	43,040
		161,631
Portugal — 0.0%
Jeronimo Martins SGPS SA	1,000	24,202
Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	124,237	48,051
Ooredoo QPSC	20,903	74,393
		122,444
Russia — 0.0%
Alrosa PJSC(a)(c)	59,760	7
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	20	—

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
United Co. RUSAL International PJSC(a)(c)	70,560	$9
		16
Saudi Arabia — 0.3%
Elm Co.	804	222,484
Nahdi Medical Co.	1,210	36,646
SAL Saudi Logistics Services	1,026	50,003
Saudi Electricity Co.	13,506	53,935
		363,068
Singapore — 0.5%
Jardine Cycle & Carriage Ltd.	2,100	41,710
Oversea-Chinese Banking Corp. Ltd.	5,600	69,304
Sembcorp Industries Ltd.	27,500	139,100
Singapore Airlines Ltd.	1,800	9,237
Singapore Technologies Engineering Ltd.	29,500	167,508
Wilmar International Ltd.	20,800	48,786
Yangzijiang Shipbuilding Holdings Ltd.	82,700	141,662
		617,307
South Africa — 0.2%
Exxaro Resources Ltd.	5,688	46,567
MTN Group Ltd.	8,657	57,295
NEPI Rockcastle NV	12,975	99,475
		203,337
South Korea — 1.7%
CJ Corp.	446	38,986
Coway Co. Ltd.	939	57,815
DB Insurance Co. Ltd.	1,398	90,067
Doosan Bobcat Inc.	1,632	56,109
Hana Financial Group Inc.	7,153	324,389
Hankook Tire & Technology Co. Ltd.	2,227	64,685
Hanmi Science Co. Ltd.	880	17,988
Hanwha Aerospace Co. Ltd.	176	98,913
Hyundai Glovis Co. Ltd.	738	59,174
Hyundai Marine & Fire Insurance Co. Ltd.(a)	1,925	30,120
Hyundai Mobis Co. Ltd.	225	42,234
Hyundai Motor Co.	902	120,868
Hyundai Rotem Co. Ltd.	537	42,326
KB Financial Group Inc.	4,510	285,026
KCC Corp.	165	28,975
Kia Corp.	3,593	228,347
LG Uplus Corp.	1,304	11,010
LIG Nex1 Co. Ltd.	134	30,273
LS Electric Co. Ltd.	275	39,719
Samsung C&T Corp.	172	14,802
Samsung Card Co. Ltd.	715	21,116
Samsung Electronics Co. Ltd.	345	13,461
Samsung Fire & Marine Insurance Co. Ltd.	644	169,905
Samsung Life Insurance Co. Ltd.	770	46,753
Samyang Foods Co. Ltd.	21	14,333
Shinhan Financial Group Co. Ltd.	3,485	125,948
SK Telecom Co. Ltd.	356	13,602
		2,086,944
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	31,476	431,978
Endesa SA	5,006	150,343
Iberdrola SA	2,935	52,906
Repsol SA	24,695	301,863
		937,090
Sweden — 1.1%
Alfa Laval AB	3,413	141,557
H & M Hennes & Mauritz AB, Class B	4,210	61,005
Security	Shares	Value
Sweden (continued)
Hemnet Group AB	2,499	$85,780
Investor AB, Class B	14,094	417,583
Nordea Bank Abp	21,729	300,924
Securitas AB, Class B	1,210	19,175
Skandinaviska Enskilda Banken AB, Class A	10,039	159,295
SSAB AB, Class A	7,056	44,586
SSAB AB, Class B	3,897	24,223
Svenska Handelsbanken AB, Class A	5,821	76,196
Volvo AB, Class A	440	12,002
		1,342,326
Switzerland — 2.2%
ABB Ltd., Registered	6,676	352,565
Alcon AG	550	53,438
Cie Financiere Richemont SA, Class A, Registered	850	150,200
Julius Baer Group Ltd.	1,012	65,626
Nestle SA, Registered	2,136	227,350
Novartis AG, Registered	7,762	885,312
Roche Holding AG, NVS	902	294,942
SGS SA	256	25,001
Swiss Life Holding AG, Registered	28	27,957
UBS Group AG, Registered	13,750	417,386
Zurich Insurance Group AG	188	133,343
		2,633,120
Taiwan — 1.9%
Accton Technology Corp.	2,000	37,253
Chicony Electronics Co. Ltd.	21,000	101,185
Far EasTone Telecommunications Co. Ltd.	6,000	16,089
Fortune Electric Co. Ltd.	5,600	73,810
Global Unichip Corp.	3,000	96,376
King Slide Works Co. Ltd.	2,000	109,392
Lite-On Technology Corp.	13,000	39,315
MediaTek Inc.	5,000	212,465
Novatek Microelectronics Corp.	18,000	292,739
President Chain Store Corp.	6,000	49,065
Realtek Semiconductor Corp.	8,000	131,513
Ruentex Industries Ltd.	30,000	51,556
Taiwan Cooperative Financial Holding Co. Ltd.	150,355	114,837
Taiwan Semiconductor Manufacturing Co. Ltd.	27,489	778,889
Uni-President Enterprises Corp.	20,000	48,063
Wiwynn Corp.	1,000	60,181
Yuanta Financial Holding Co. Ltd.	64,080	62,783
		2,275,511
Thailand — 0.1%
Krung Thai Bank PCL, NVDR	59,600	38,893
PTT Exploration & Production PCL, NVDR	36,400	108,329
		147,222
Turkey — 0.4%
Akbank TAS	92,985	118,158
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,555	23,103
Ford Otomotiv Sanayi AS	1,158	26,717
KOC Holding AS	33,495	120,597
Tofas Turk Otomobil Fabrikasi AS	3,547	18,550
Turk Traktor ve Ziraat Makineleri AS	770	12,152
Turkcell Iletisim Hizmetleri AS	35,475	83,208
Turkiye Garanti Bankasi AS	17,113	45,998
Yapi ve Kredi Bankasi A/S(a)	100,511	59,777
		508,260
United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	23,297	115,990
Dubai Electricity & Water Authority PJSC	75,373	54,999
Emaar Properties PJSC	10,505	37,537

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Emirates NBD Bank PJSC	21,964	$122,921
Talabat Holding PLC(a)	42,494	16,373
		347,820
United Kingdom — 3.4%
3i Group PLC	5,601	317,526
AstraZeneca PLC	1,162	166,476
Aviva PLC	3,240	24,275
BAE Systems PLC	15,864	367,769
Barclays PLC	25,902	103,184
BP PLC	51,729	238,853
Centrica PLC	155,185	332,256
Coca-Cola HBC AG, Class DI	6,306	328,377
Glencore PLC	18,003	59,027
GSK PLC	6,437	127,341
HSBC Holdings PLC	17,900	199,538
Intermediate Capital Group PLC	4,531	113,973
Marks & Spencer Group PLC	51,795	269,155
National Grid PLC	13,200	190,530
Next PLC	165	27,221
Pearson PLC	6,468	103,690
Rio Tinto PLC	1,529	91,112
Rolls-Royce Holdings PLC	2,788	28,222
Shell PLC	4,464	145,216
Tesco PLC	74,773	370,052
Vodafone Group PLC	201,411	197,927
Wise PLC, Class A(a)	18,398	241,316
		4,043,036
United States — 59.7%
Abbott Laboratories	2,635	344,526
AbbVie Inc.	4,588	895,119
Adobe Inc.(a)	446	167,241
Aflac Inc.	1,928	209,535
Agilent Technologies Inc.	895	96,302
Airbnb Inc., Class A(a)	2,212	269,687
Ally Financial Inc.	8,321	271,764
Alphabet Inc., Class C, NVS	17,439	2,805,761
Altria Group Inc.	3,657	216,312
Amazon.com Inc.(a)	13,558	2,500,366
Amdocs Ltd.	443	39,241
American Express Co.	1,185	315,696
American International Group Inc.	1,491	121,546
Ameriprise Financial Inc.	1,150	541,673
Amgen Inc.	904	262,992
Apple Inc.	22,803	4,845,637
Applied Materials Inc.	2,332	351,456
Arista Networks Inc.(a)	3,166	260,467
AT&T Inc.	19,708	545,912
Atlassian Corp., Class A, NVS(a)	2,003	457,305
AutoZone Inc.(a)	157	590,728
Bank of America Corp.	5,717	227,994
Bank of New York Mellon Corp. (The)	8,598	691,365
Berkshire Hathaway Inc., Class B(a)	480	255,960
Best Buy Co. Inc.	5,469	364,728
Biogen Inc.(a)	134	16,225
Blackrock Inc.(f)	129	117,940
Booking Holdings Inc.	192	979,062
Booz Allen Hamilton Holding Corp., Class A	912	109,458
Boston Scientific Corp.(a)	840	86,411
Bristol-Myers Squibb Co.	7,082	355,516
Broadcom Inc.	8,178	1,574,020
Builders FirstSource Inc.(a)	3,300	394,779
Security	Shares	Value
United States (continued)
Cadence Design Systems Inc.(a)	1,435	$427,257
Capital One Financial Corp.	2,337	421,268
Cardinal Health Inc.	619	87,459
Caterpillar Inc.	301	93,090
CDW Corp.	715	114,800
CF Industries Holdings Inc.	662	51,881
Charter Communications Inc., Class A(a)	144	56,428
Chevron Corp.	394	53,608
Cintas Corp.	2,720	575,770
Cisco Systems Inc.	4,956	286,110
Coca-Cola Co. (The)	5,636	408,892
ConocoPhillips	1,449	129,135
Constellation Energy Corp.	414	92,504
Costco Wholesale Corp.	648	644,436
CRH PLC	2,228	212,596
Crowdstrike Holdings Inc., Class A(a)	976	418,577
CSX Corp.	455	12,772
CVS Health Corp.	786	52,434
DaVita Inc.(a)	1,432	202,700
Deere & Co.	205	95,030
Dell Technologies Inc., Class C	3,080	282,621
Discover Financial Services	894	163,307
DocuSign Inc., Class A(a)	5,214	426,245
Dow Inc.	2,035	62,251
DTE Energy Co.	875	119,875
Eaton Corp. PLC	722	212,535
eBay Inc.	6,160	419,866
Electronic Arts Inc.	248	35,982
Elevance Health Inc.	720	302,818
Eli Lilly & Co.	1,173	1,054,468
Emerson Electric Co.	1,743	183,207
Equity Residential	216	15,176
Everest Group Ltd.	320	114,826
Exxon Mobil Corp.	3,691	389,880
Fair Isaac Corp.(a)	271	539,203
Ferguson Enterprises Inc.	2,228	378,002
Fidelity National Financial Inc.	4,049	259,338
Fortinet Inc.(a)	6,168	639,992
Fox Corp., Class A, NVS	2,438	121,388
Gartner Inc.(a)	816	343,601
GE HealthCare Technologies Inc., NVS(a)	3,697	260,010
General Electric Co.	997	200,935
General Motors Co.	7,327	331,473
Gilead Sciences Inc.	3,430	365,432
Globe Life Inc.	138	17,021
GoDaddy Inc., Class A(a)	631	118,836
Goldman Sachs Group Inc. (The)	257	140,720
Hershey Co. (The)	874	146,124
Hewlett Packard Enterprise Co.	18,595	301,611
Hilton Worldwide Holdings Inc.	562	126,720
Hologic Inc.(a)	3,850	224,070
Home Depot Inc. (The)	1,983	714,852
HP Inc.	9,269	237,008
HubSpot Inc.(a)	306	187,119
Humana Inc.	55	14,423
IDEXX Laboratories Inc.(a)	181	78,310
International Business Machines Corp.	507	122,603
Intuit Inc.	810	508,251
Johnson & Johnson	4,735	740,128
JPMorgan Chase & Co.	4,675	1,143,598
KLA Corp.	584	410,371
Kroger Co. (The)	8,657	625,122

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Lam Research Corp.	3,740	$268,046
Lennox International Inc.	843	460,910
Liberty Media Corp.-Liberty Formula One, Class A, NVS(a)	772	62,185
Linde PLC	679	307,743
Lowe's Companies Inc.	2,915	651,677
Lululemon Athletica Inc.(a)	212	57,403
LyondellBasell Industries NV, Class A	2,647	154,082
Marathon Petroleum Corp.	2,040	280,316
Masco Corp.	2,681	162,495
Mastercard Inc., Class A	1,220	668,633
McDonald's Corp.	2,246	717,934
McKesson Corp.	1,086	774,090
Medtronic PLC	145	12,290
MercadoLibre Inc.(a)	146	340,304
Merck & Co. Inc.	5,229	445,511
Meta Platforms Inc., Class A	2,992	1,642,608
Mettler-Toledo International Inc.(a)	354	378,982
MGM Resorts International(a)	2,385	75,032
Microsoft Corp.	11,785	4,658,139
Molina Healthcare Inc.(a)	691	225,964
Mondelez International Inc., Class A	858	58,456
Moody's Corp.	75	33,984
Motorola Solutions Inc.	1,260	554,891
MSCI Inc., Class A	636	346,690
Nasdaq Inc.	990	75,448
NetApp Inc.	1,156	103,751
Netflix Inc.(a)	226	255,769
NiSource Inc.	698	27,299
NRG Energy Inc.	311	34,079
Nucor Corp.	1,892	225,848
Nvidia Corp.	37,127	4,043,873
NVR Inc.(a)	19	135,389
Okta Inc.(a)	153	17,160
Omnicom Group Inc.	206	15,689
Oracle Corp.	2,422	340,824
O'Reilly Automotive Inc.(a)	344	486,829
PACCAR Inc.	155	13,983
Palo Alto Networks Inc.(a)	1,602	299,462
Parker-Hannifin Corp.	81	49,010
Paychex Inc.	400	58,848
PepsiCo Inc.	4,695	636,548
Pfizer Inc.	4,362	106,476
Philip Morris International Inc.	2,449	419,661
Principal Financial Group Inc.	1,404	104,107
Procter & Gamble Co. (The)	5,132	834,309
Public Storage	389	116,867
PulteGroup Inc.	2,134	218,906
Qualcomm Inc.	2,601	386,144
Regency Centers Corp.	697	50,309
Reinsurance Group of America Inc.	281	52,634
S&P Global Inc.	497	248,525
Salesforce Inc.	704	189,172
Seagate Technology Holdings PLC	1,694	154,205
ServiceNow Inc.(a)	335	319,928
Simon Property Group Inc.	642	101,038
Spotify Technology SA(a)	551	338,303
Starbucks Corp.	2,008	160,740
State Street Corp.	2,295	202,190
Steel Dynamics Inc.	2,530	328,166
Synchrony Financial	9,782	508,175
Synopsys Inc.(a)	498	228,587
Target Corp.	2,823	272,984
Security	Shares	Value
United States (continued)
TE Connectivity PLC, NVS	2,685	$393,030
Tesla Inc.(a)	2,062	581,814
Texas Instruments Inc.	692	110,755
Thermo Fisher Scientific Inc.	593	254,397
TJX Companies Inc. (The)	607	78,109
Tractor Supply Co.	923	46,722
Trane Technologies PLC	1,274	488,337
Travelers Companies Inc. (The)	693	183,042
Uber Technologies Inc.(a)	2,772	224,560
Ulta Beauty Inc.(a)	268	106,032
Union Pacific Corp.	541	116,672
United Rentals Inc.	304	191,961
UnitedHealth Group Inc.	1,191	490,025
Valero Energy Corp.	1,774	205,944
Veeva Systems Inc., Class A(a)	76	17,760
Veralto Corp.	512	49,101
Verizon Communications Inc.	2,924	128,831
Vertex Pharmaceuticals Inc.(a)	302	153,869
VICI Properties Inc., Class A	620	19,852
Visa Inc., Class A	2,957	1,021,643
Vistra Corp.	2,686	348,186
Walmart Inc.	9,745	947,701
Wells Fargo & Co.	4,933	350,292
Weyerhaeuser Co.	773	20,028
WW Grainger Inc.	249	255,053
Yum! Brands Inc.	2,369	356,392
Zscaler Inc.(a)	776	175,508
		71,614,005
Total Common Stocks — 99.3% (Cost: $97,064,969)		119,211,941
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, NVS	53,875	103,950
Gerdau SA, Preference Shares, NVS	41,065	108,466
		212,416
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	1,847	92,852
Total Preferred Stocks — 0.2% (Cost: $451,292)		305,268
Total Long-Term Investments — 99.5% (Cost: $97,516,261)		119,517,209
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	165,353	165,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	50,000	50,000
Total Short-Term Securities — 0.2% (Cost: $215,419)		215,419
Total Investments — 99.7% (Cost: $97,731,680)		119,732,628
Other Assets Less Liabilities — 0.3%		328,241
Net Assets — 100.0%		$120,060,869

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,428	$—	$(1,076,051)(a)	$(58)	$100	$165,419	165,353	$17,504 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(130,000)(a)	—	—	50,000	50,000	5,539	—
BlackRock Inc.	112,192	25,383	(27,495)	8,880	(1,020)	117,940	129	1,926	—
				$8,822	$(920)	$333,359		$24,969	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	13	06/20/25	$363	$30,549
MSCI EAFE Index	1	06/20/25	125	198
MSCI Emerging Markets Index	1	06/20/25	55	6,655
				$37,402
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Global Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$77,242,569	$41,969,356	$16	$119,211,941
Preferred Stocks	212,416	92,852	—	305,268
Short-Term Securities
Money Market Funds	215,419	—	—	215,419
	$77,670,404	$42,062,208	$16	$119,732,628
Derivative Financial Instruments(a)
Assets
Equity Contracts	$37,402	$—	$—	$37,402

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's